INCOME TAXES INCOME TAXES - Uncertain Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Unrecognized Tax Benefits Rollforward
Balance, beginning of year	$ 98	$ 123	$ 133
Additions for tax positions related to the current year	6	5	5
Additions for tax positions from prior years	3	3	0
Reductions for tax positions from prior years	1	27	9
Statute of limitations expirations	9	6	6
Balance, end of year	97	98	123
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	91
Interest and penalties accrued related to unrecognized tax benefits accrued and reported	17	16
Unrecognized Tax Benefits, including interest and penalties	114
Provision (benefit) for income taxes	232	99	250
Tax Interest and Penalties
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Provision (benefit) for income taxes	$ 1	$ (5)	$ (2)